COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	Aug. 12, 2022 USD ($) tranche $ / shares shares	Jul. 01, 2022 USD ($) tranche shares	Sep. 07, 2022 USD ($)	Jul. 06, 2022 $ / shares	Jan. 18, 2022	Jan. 13, 2022 $ / shares	Oct. 13, 2021 $ / shares
Sponsor [Member]
Interest rate					12.00%
Business Combination Agreement [Member] | Common stock [Member] | PIPE Investors [Member]
Price per share | $ / shares							$ 10.00
Business Combination Agreement [Member] | Common stock [Member] | Second A&R Subscription Agreements [Member] | PIPE Investors [Member]
Price per share | $ / shares				$ 10.00
Business Combination Agreement [Member] | Tempo [Member] | Common stock [Member] | Merger Agreement Amendment [Member]
Number of earnout shares to be issued | shares		7,500,000
Number of tranches for vesting of earnout shares | tranche	2	2
Number of earnout shares in one tranche | shares	3,500,000	5,000,000
Amount of EBITDA to be earned for vesting of earnout shares | $	$ 5,000,000.0	$ 10,000,000.0
Amount of revenue to be earned for vesting of earnout shares | $	$ 15,000,000.0	$ 50,000,000.0
Period for EBITDA and revenue to be earned for vesting of earnout shares	5 years	5 years
Number of shares outstanding | shares	23,500,000
Price per share | $ / shares	$ 10.00
Business Combination Agreement [Member] | Tempo [Member] | Common stock [Member] | Maximum [Member] | Merger Agreement Amendment [Member]
Base purchase price | $	$ 488,375,000	$ 658,434,783	$ 257,927,013
Number of earnout shares to be issued | shares	10,000,000	10,000,000
Subsequent event [Member] | Class A common stock [Member] | Sponsor [Member]
Price per share | $ / shares						$ 0.03